Subsequent Events (Detail) - Private Placement [Member] - $ / shares	May 01, 2020	Jul. 31, 2019
Subsequent Events [Line Items]
Shares issued		$ 3.80
Subsequent Event
Subsequent Events [Line Items]
Shares issued	$ 2.00